Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Variable lease costs	$ 546	$ 438
Short-term lease costs	316	211
Low-value lease costs	$ 33	$ 26